EMPLOYEES AND PAYROLL ACCRUALS	12 Months Ended
Dec. 31, 2013
EMPLOYEES AND PAYROLL ACCRUALS
NOTE 7:-	EMPLOYEES AND PAYROLL ACCRUALS

As of December 31, 2012 and 2013, employees and payroll accruals include a total amount of $ 4,351 and $ 3,731, respectively, related to payroll accrued for the benefit of certain related parties since 2002 until 2007.